Schedule of investments
Macquarie VIP Limited-Term Bond Series
March 31, 2025 (Unaudited)
	Principal amount°	Value (US $)
Agency Collateralized Mortgage Obligations — 0.18%
Freddie Mac REMICs Series 4505 PE 2.50% 5/15/44	147,504	$ 141,760
GNMA Series 2012-39 PA 2.00% 3/16/42	166,618	155,260
Total Agency Collateralized Mortgage Obligations (cost $315,324)		297,020

Agency Commercial Mortgage-Backed Securities — 1.69%
FREMF Mortgage Trust
Series 2015-KF12 B 144A 11.567% (SOFR + 7.21%, Floor 7.10%) 9/25/22 #, •	592,529	597,860
Series 2017-KF40 B 144A 7.167% (SOFR + 2.81%, Floor 2.70%) 11/25/27 #, •	484,433	460,030
Series 2018-K732 B 144A 4.125% 5/25/25 #, •	225,000	224,210
Series 2019-KF61 B 144A 6.667% (SOFR + 2.31%, Floor 2.20%) 4/25/29 #, •	306,331	292,098
Series 2019-KF68 B 144A 6.667% (SOFR + 2.31%, Floor 2.20%) 7/25/26 #, •	458,375	446,646
Series 2019-KF70 B 144A 6.767% (SOFR + 2.41%, Floor 2.30%) 9/25/29 #, •	269,906	254,531
Series 2020-KF74 B 144A 6.617% (SOFR + 2.26%, Floor 2.15%) 1/25/27 #, •	167,034	162,452
Series 2020-KF75 B 144A 6.717% (SOFR + 2.36%, Floor 2.25%) 12/25/29 #, •	331,658	307,360
Total Agency Commercial Mortgage-Backed Securities (cost $2,827,604)		2,745,187

Agency Mortgage-Backed Securities — 6.95%
Fannie Mae S.F. 30 yr
5.50% 12/1/52	1,310,196	1,311,853
6.00% 6/1/53	768,411	782,147
6.00% 8/1/54	1,625,098	1,650,872
Fannie Mae S.F. 30 yr TBA
5.50% 4/1/55	1,953,000	1,950,404
6.00% 4/1/55	2,538,000	2,577,699
Freddie Mac S.F. 20 yr
4.50% 8/1/30	121,568	121,748
5.50% 7/1/43	529,046	534,935
Freddie Mac S.F. 30 yr
4.50% 10/1/52	930,971	892,092
5.00% 6/1/53	646,489	634,973

	Principal amount°	Value (US $)

Agency Mortgage-Backed Securities (continued)

GNMA II S.F. 30 yr 5.00% 9/20/52	858,670	$ 848,743
Total Agency Mortgage-Backed Securities (cost $11,197,521)		11,305,466

Collateralized Debt Obligations — 6.83%
AGL CLO Series 2022-17A AR 144A 5.253% (TSFR03M + 0.95%, Floor 0.95%) 1/21/35 #, •	300,000	298,753
Bain Capital Credit CLO Series 2021-7A A1R 144A 5.295% (TSFR03M + 0.98%, Floor 0.98%) 1/22/35 #, •	400,000	398,533
Bethpage Park CLO Series 2021-1A A 144A 5.694% (TSFR03M + 1.39%, Floor 1.13%) 1/15/35 #, •	600,000	599,694
BlueMountain CLO XXX Series 2020-30A AR 144A 5.672% (TSFR03M + 1.37%, Floor 1.37%) 4/15/35 #, •	1,000,000	1,000,036
Canyon Capital CLO Series 2019-2A AR2 144A 5.319% (TSFR03M + 1.01%, Floor 1.01%) 10/15/34 #, •	150,000	149,439
Canyon CLO Series 2020-2A AR2 144A 5.326% (TSFR03M + 1.03%, Floor 1.03%) 10/15/34 #, •	250,000	249,225
Galaxy XXI CLO Series 2015-21A AR 144A 5.575% (TSFR03M + 1.28%) 4/20/31 #, •	545,572	545,647
KKR CLO 41 Series 2022-41A A1 144A 5.632% (TSFR03M + 1.33%, Floor 1.33%) 4/15/35 #, •	2,000,000	1,996,916
Neuberger Berman Loan Advisers CLO 42 Series 2021-42A AR 144A 5.669% (TSFR03M + 0.95%, Floor 0.95%) 7/16/35 #, •	500,000	497,971
Octagon Investment Partners 51 Series 2021-1A AR 144A 5.309% (TSFR03M + 0.99%, Floor 0.99%) 7/20/34 #, •	500,000	497,734
Regatta XIX Funding Series 2022-1A A1 144A 5.613% (TSFR03M + 1.32%, Floor 1.32%) 4/20/35 #, •	2,000,000	2,000,080
NQ- IV082 [0325] 0525 (4476064)    1

Schedule of investments
Macquarie VIP Limited-Term Bond Series   (Unaudited)
	Principal amount°	Value (US $)

Collateralized Debt Obligations (continued)
Sound Point CLO XXV Series 2019-4A A1R 144A 5.58% (TSFR03M + 1.28%, Floor 1.28%) 4/25/33 #, •	2,000,000	$ 1,999,798
Venture 42 CLO Series 2021-42A A1A 144A 5.694% (TSFR03M + 1.39%, Floor 1.13%) 4/15/34 #, •	415,000	415,098
Zais CLO 16 Series 2020-16A A1R2 144A 5.446% (TSFR03M + 1.13%, Floor 1.13%) 10/20/34 #, •	450,000	448,634
Total Collateralized Debt Obligations (cost $11,103,922)		11,097,558

Corporate Bonds — 33.82%
Banking — 9.24%
Banco de Credito del Peru 144A 3.125% 7/1/30 #, μ	335,000	332,815
Bank of America
5.162% 1/24/31 μ	230,000	233,226
5.819% 9/15/29 μ	340,000	352,414

Bank of Montreal 7.70% 5/26/84 μ	225,000	229,193
Bank of New York Mellon
4.942% 2/11/31 μ	185,000	186,683
5.802% 10/25/28 μ	573,000	591,944
6.30% 3/20/30 μ, ψ	155,000	159,251
Citibank
5.438% 4/30/26	250,000	252,721
5.488% 12/4/26	250,000	254,259

Citigroup 3.07% 2/24/28 μ	215,000	208,995
Citizens Financial Group 5.253% 3/5/31 μ	220,000	221,232
Deutsche Bank
6.72% 1/18/29 μ	424,000	443,938
6.819% 11/20/29 μ	446,000	473,083
7.146% 7/13/27 μ	245,000	251,908

Fifth Third Bank 4.967% 1/28/28 μ	425,000	427,520
Goldman Sachs Group
4.25% 10/21/25	750,000	748,156
5.148% (SOFR + 0.79%) 12/9/26 •	1,300,000	1,302,808
JPMorgan Chase & Co.
4.08% 4/26/26 μ	2,245,000	2,243,290
5.012% 1/23/30 μ	175,000	176,982
5.14% 1/24/31 μ	135,000	137,134
5.571% 4/22/28 μ	195,000	198,919

KeyBank 5.85% 11/15/27	130,000	133,579
Lloyds Banking Group 5.721% 6/5/30 μ	200,000	206,119
	Principalamount°	Value (US $)
Corporate Bonds (continued)
Banking (continued)
Morgan Stanley
6.138% 10/16/26 μ	1,595,000	$ 1,607,609
6.296% 10/18/28 μ	425,000	442,054
6.407% 11/1/29 μ	73,000	77,062

Morgan Stanley Bank 5.504% 5/26/28 μ	250,000	254,651
PNC Financial Services Group
5.222% 1/29/31 μ	400,000	407,105
5.30% 1/21/28 μ	235,000	238,284

Popular 7.25% 3/13/28	215,000	223,089
State Street 4.993% 3/18/27	220,000	222,929
UBS Group
144A 6.85% 9/10/29 #, μ, ψ	200,000	199,339
144A 7.00% 2/10/30 #, μ, ψ	200,000	197,466
US Bancorp
2.375% 7/22/26	844,000	824,218
5.046% 2/12/31 μ	180,000	181,520
5.384% 1/23/30 μ	70,000	71,432
6.787% 10/26/27 μ	165,000	170,528

Wells Fargo & Co. 5.244% 1/24/31 μ	140,000	142,377
		15,025,832
Basic Industry — 0.53%
Novelis 144A 3.25% 11/15/26 #	480,000	464,470
Rio Tinto Finance USA 4.50% 3/14/28	400,000	402,432
		866,902
Brokerage — 0.44%
Jefferies Financial Group 5.875% 7/21/28	695,000	713,807
		713,807
Capital Goods — 4.10%
Amphenol 2.20% 9/15/31	785,000	673,894
Boeing 2.196% 2/4/26	1,525,000	1,492,352
Lennox International 1.35% 8/1/25	1,255,000	1,239,858
Mauser Packaging Solutions Holding 144A 7.875% 4/15/27 #	415,000	407,219
Republic Services 0.875% 11/15/25	1,800,000	1,758,600
Waste Management 0.75% 11/15/25	1,120,000	1,095,399
		6,667,322
Communications — 3.41%
American Tower 5.20% 2/15/29	145,000	147,349
AT&T
1.70% 3/25/26	1,350,000	1,313,280
2.95% 7/15/26	270,000	264,812

2    NQ- IV082 [0325] 0525 (4476064)

(Unaudited)
	Principalamount°	Value (US $)
Corporate Bonds (continued)
Communications (continued)

Charter Communications Operating 6.15% 11/10/26	1,485,000	$ 1,515,573
Meta Platforms 4.30% 8/15/29	710,000	710,028
Sirius XM Radio 144A 5.00% 8/1/27 #	460,000	449,815
Sitios Latinoamerica 144A 6.00% 11/25/29 #	330,000	333,488
T-Mobile USA 3.75% 4/15/27	815,000	803,307
		5,537,652
Consumer Cyclical — 1.34%
Ford Motor Credit
3.375% 11/13/25	780,000	770,763
5.80% 3/8/29	200,000	198,141
6.798% 11/7/28	200,000	205,784
6.80% 5/12/28	200,000	205,483

Hyundai Capital Services 144A 5.25% 1/22/28 #	330,000	334,156
Prime Security Services Borrower
144A 3.375% 8/31/27 #	295,000	279,796
144A 5.75% 4/15/26 #	114,000	113,925

VICI Properties 4.75% 4/1/28	80,000	80,215
		2,188,263
Consumer Non-Cyclical — 2.18%
AbbVie 4.80% 3/15/29	1,055,000	1,068,581
Bunge Limited Finance 4.20% 9/17/29	630,000	619,446
Mars 144A 4.80% 3/1/30 #	240,000	241,432
McCormick & Co. 0.90% 2/15/26	1,025,000	993,712
Royalty Pharma 1.75% 9/2/27	540,000	504,167
Sysco 5.10% 9/23/30	110,000	111,696
		3,539,034
Electric — 0.98%
AEP Texas 5.45% 5/15/29	170,000	174,060
Duke Energy Carolinas 3.95% 11/15/28	350,000	345,098
National Rural Utilities Cooperative Finance 4.80% 3/15/28	420,000	425,344
NextEra Energy Capital Holdings 6.375% 8/15/55 μ	65,000	65,233
Pacific Gas & Electric 5.55% 5/15/29	120,000	121,689
PacifiCorp 5.10% 2/15/29	50,000	50,953
Vistra Operations 144A 5.125% 5/13/25 #	411,000	411,420
		1,593,797
Energy — 2.87%
Diamondback Energy 5.20% 4/18/27	95,000	96,189
	Principalamount°	Value (US $)
Corporate Bonds (continued)
Energy (continued)
Energy Transfer 5.55% 2/15/28	1,295,000	$ 1,325,931
Galaxy Pipeline Assets Bidco 144A 1.75% 9/30/27 #	723,570	698,177
Kinder Morgan 5.10% 8/1/29	235,000	237,557
Occidental Petroleum
5.20% 8/1/29	110,000	110,013
5.875% 9/1/25	1,494,000	1,497,265

Targa Resources Partners 5.00% 1/15/28	695,000	695,282
		4,660,414
Finance Companies — 2.21%
AerCap Ireland Capital DAC
3.00% 10/29/28	355,000	333,687
5.10% 1/19/29	1,965,000	1,983,011

Air Lease 5.20% 7/15/31	520,000	522,556
Apollo Debt Solutions 6.70% 7/29/31	320,000	330,346
Avolon Holdings Funding 144A 4.95% 1/15/28 #	135,000	134,473
Blackstone Private Credit Fund 144A 5.60% 11/22/29 #	115,000	114,083
Blue Owl Credit Income 144A 6.60% 9/15/29 #	145,000	147,410
Castlelake Aviation Finance DAC 144A 5.00% 4/15/27 #	27,000	27,277
		3,592,843
Insurance — 2.70%
Aon North America 5.125% 3/1/27	170,000	171,878
Arthur J Gallagher & Co. 4.85% 12/15/29	1,615,000	1,626,914
New York Life Global Funding 144A 5.45% 9/18/26 #	665,000	676,299
Northwestern Mutual Global Funding 144A 4.96% 1/13/30 #	600,000	608,826
Protective Life Global Funding 144A 1.618% 4/15/26 #	1,350,000	1,311,556
		4,395,473
Technology — 3.43%
Accenture Capital 4.05% 10/4/29	565,000	557,177
Baidu 1.72% 4/9/26	379,000	368,792
Broadcom 5.05% 7/12/29	670,000	679,475
Oracle
5.25% 2/3/32	90,000	91,202
5.80% 11/10/25	1,040,000	1,048,088

Roper Technologies 1.00% 9/15/25	1,400,000	1,378,589

NQ- IV082 [0325] 0525 (4476064)    3

Schedule of investments
Macquarie VIP Limited-Term Bond Series   (Unaudited)
	Principalamount°	Value (US $)
Corporate Bonds (continued)
Technology (continued)

TSMC Global 144A 1.25% 4/23/26 #	1,500,000	$ 1,449,024
		5,572,347
Transportation — 0.39%
ERAC USA Finance 144A 4.60% 5/1/28 #	625,000	627,782
		627,782
Total Corporate Bonds (cost $54,919,532)		54,981,468

Government Agency Obligations — 0.33%
Ma'aden Sukuk 144A 5.25% 2/13/30 #	335,000	339,236
Telecommunications Telekom Srbija AD Belgrade 144A 7.00% 10/28/29 #	200,000	199,847
Total Government Agency Obligations (cost $533,466)		539,083

Non-Agency Asset-Backed Securities — 17.84%
Chase Issuance Trust Series 2024-A1 A 4.62% 1/16/29	1,000,000	1,005,678
CNH Equipment Trust Series 2024-A A2 5.19% 7/15/27	289,475	289,803
Crown Castle Towers 144A 3.663% 5/15/25 #	950,000	947,798
Enterprise Fleet Financing
Series 2022-2 A2 144A 4.65% 5/21/29 #	83,554	83,509
Series 2023-3 A2 144A 6.40% 3/20/30 #	1,078,951	1,096,059

Ford Credit Auto Lease Trust Series 2024-A A3 5.06% 5/15/27	800,000	802,678
Ford Credit Auto Owner Trust
Series 2022-A B 1.91% 7/15/27	1,350,000	1,325,080
Series 2023-C A3 5.53% 9/15/28	2,000,000	2,025,566
Series 2024-B A3 5.10% 4/15/29	1,200,000	1,215,018

Ford Credit Floorplan Master Owner Trust Series 2024-1 A1 144A 5.29% 4/15/29 #	1,800,000	1,831,103
GM Financial Automobile Leasing Trust Series 2024-1 A3 5.09% 3/22/27	2,000,000	2,008,869
	Principalamount°	Value (US $)

Non-Agency Asset-Backed Securities (continued)
GMF Floorplan Owner Revolving Trust
Series 2023-1 A2 144A 5.499% (SOFR + 1.15%) 6/15/28 #, •	2,250,000	$ 2,265,286
Series 2024-1A A1 144A 5.13% 3/15/29 #	1,000,000	1,012,854
Hyundai Auto Lease Securitization Trust
Series 2024-A A3 144A 5.02% 3/15/27 #	1,000,000	1,003,631
Series 2024-C A3 144A 4.62% 4/17/28 #	500,000	501,247

NextGear Floorplan Master Owner Trust Series 2024-1A A1 144A 5.247% (SOFR + 0.90%, Floor 0.90%) 3/15/29 #, •	1,300,000	1,306,119
Nissan Master Owner Trust Receivables Series 2024-B A 144A 5.05% 2/15/29 #	1,000,000	1,008,147
PFS Financing Series 2024-B A 144A 4.95% 2/15/29 #	1,950,000	1,963,651
Santander Drive Auto Receivables Trust Series 2025-1 D 5.43% 3/17/31	1,200,000	1,214,509
SBA Tower Trust 144A 1.884% 1/15/26 #	1,155,000	1,126,515
Toyota Auto Receivables Owner Trust
Series 2024-A A3 4.83% 10/16/28	190,000	191,080
Series 2024-B A3 5.33% 1/16/29	1,000,000	1,014,162

Verizon Master Trust Series 2024-3 A1A 5.34% 4/22/30	1,000,000	1,020,208
Volkswagen Auto Lease Trust Series 2024-A A3 5.21% 6/21/27	1,000,000	1,009,705
Volkswagen Auto Loan Enhanced Trust Series 2023-2 A2B 4.974% (SOFR + 0.63%) 3/22/27 •	919,019	920,144
Wheels Fleet Lease Funding 1Series 2024-3A A1 144A 4.80% 9/19/39 #	810,000	812,894
Total Non-Agency Asset-Backed Securities (cost $28,850,109)		29,001,313

Non-Agency Collateralized Mortgage Obligations — 3.47%
COLT Mortgage Loan Trust Series 2023-3 A1 144A 7.18% 9/25/68 #, φ	1,329,921	1,348,695

4    NQ- IV082 [0325] 0525 (4476064)

(Unaudited)
	Principalamount°	Value (US $)

Non-Agency Collateralized Mortgage Obligations (continued)
Connecticut Avenue Securities Series 2025-R01 1M2 144A 5.836% (SOFR + 1.50%) 1/25/45 #, •	230,000	$ 228,648
Connecticut Avenue Securities Trust Series 2025-R02 1M2 144A 5.936% (SOFR + 1.60%) 2/25/45 #, •	680,000	678,396
Freddie Mac Structured Agency Credit Risk REMIC Trust Series 2025-DNA1 M2 144A 5.69% (SOFR + 1.35%) 1/25/45 #, •	540,000	533,758
OBX Trust Series 2023-NQM8 A1 144A 7.045% 9/25/63 #, φ	1,336,817	1,354,785
Radnor Re Series 2024-1 M1A 144A 6.34% (SOFR + 2.00%, Floor 2.00%) 9/25/34 #, •	140,354	140,561
Verus Securitization Trust Series 2023-6 A1 144A 6.665% 9/25/68 #, φ	1,336,415	1,349,422
Total Non-Agency Collateralized Mortgage Obligations (cost $5,593,461)		5,634,265

Sovereign Bond — 0.20%
Poland — 0.20%
Republic of Poland Government International Bonds 4.875% 2/12/30	330,000	333,365
Total Sovereign Bond (cost $328,309)		333,365

US Treasury Obligation — 27.19%
US Treasury Note 4.25% 2/15/28	43,770,000	44,205,988
Total US Treasury Obligation (cost $43,814,964)		44,205,988

Total Value of Securities—98.50% (cost $159,484,212)		160,140,713
Receivables and Other Assets Net of Liabilities—1.50%★		2,440,480
Net Assets Applicable to 34,151,263 Shares Outstanding—100.00%		$162,581,193

°	Principal amount shown is stated in USD unless noted that the security is denominated in another currency.
#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At March 31, 2025, the aggregate value of Rule 144A securities was $44,535,154, which represents 27.39% of the Series’ net assets.
•	Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at March 31, 2025. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their descriptions. The reference rate descriptions (i.e. SOFR01M, SOFR03M, etc.) used in this report are identical for different securities, but the underlying reference rates may differ due to the timing of the reset period. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
μ	Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at March 31, 2025. Rate will reset at a future date.
ψ	Perpetual security. Maturity date represents next call date.
φ	Step coupon bond. Stated rate in effect at March 31, 2025 through maturity date.
★	Includes $459,781 cash collateral held at broker for futures contracts as of March 31, 2025.

NQ- IV082 [0325] 0525 (4476064)    5

Schedule of investments
Macquarie VIP Limited-Term Bond Series   (Unaudited)
The following futures contracts and swap contracts were outstanding at March 31, 2025:
Futures Contracts Exchange-Traded
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation	Value/ Unrealized Depreciation	Variation Margin Due from (Due to) Brokers
288	US Treasury 2 yr Notes	$59,665,500	$59,390,558	6/30/25	$274,942	$—	$(2,560)
(238)	US Treasury 5 yr Notes	(25,741,188)	(25,448,703)	6/30/25	—	(292,485)	6,766
(13)	US Treasury 10 yr Ultra Notes	(1,483,625)	(1,466,123)	6/18/25	—	(17,502)	(1,219)
(13)	US Treasury Long Bonds	(1,524,656)	(1,522,998)	6/18/25	—	(1,658)	(2,437)
Total Futures Contracts			$30,952,734		$274,942	$(311,645)	$550
Swap Contracts
CDS Contracts[1]
Counterparty/ Reference Obligation/ Termination Date/ Payment Frequency	Notional Amount[2]	Annual Protection Payments	Value	Amortized Upfront Payments Paid (Received)	Unrealized Depreciation	Variation Margin Due from (Due to) Brokers
Centrally Cleared:
Protection Sold/Moody's Ratings:
CDX.NA.HY.43.V1[3] 12/20/29-Quarterly	1,200,000	5.000%	$66,056	$73,369	$(7,313)	$(1,156)
			$66,056	$73,369	$(7,313)	$(1,156)
The use of futures contracts and swap contracts involves elements of market risk and risks in excess of the amounts disclosed in the schedule of investments. The notional amounts presented above represent the Series’ total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) and variation margin are reflected in the Series’ net assets.
[1]	A CDS contract is a risk-transfer instrument through which one party (purchaser of protection) transfers to another party (seller of protection) the financial risk of a credit event (as defined in the CDS agreement), as it relates to a particular reference security or basket of securities (such as an index). Periodic payments (receipts) on such contracts are accrued daily and recorded as unrealized losses (gains) on swap contracts. Upon payment (receipt), such amounts are recorded as realized losses (gains) on swap contracts. Upfront payments made or received in connection with CDS contracts are amortized over the expected life of the CDS contracts as unrealized losses (gains) on swap contracts. The change in value of CDS contracts is recorded daily as unrealized appreciation or depreciation. A realized gain or loss is recorded upon a credit event (as defined in the CDS agreement) or the maturity or termination of the CDS agreement.
[2]	Notional amount shown is stated in USD unless noted that the swap is denominated in another currency.
[3]	Markit’s North America High Yield Index, or the CDX.NA.HY Index, is composed of 100 liquid North American entities with high yield credit ratings that trade in the CDS market.

6    NQ- IV082 [0325] 0525 (4476064)

(Unaudited)
Summary of abbreviations:
CLO – Collateralized Loan Obligation
DAC – Designated Activity Company
FREMF – Freddie Mac Multifamily
GNMA – Government National Mortgage Association
REMIC – Real Estate Mortgage Investment Conduit
S.F. – Single Family
SOFR – Secured Overnight Financing Rate
SOFR01M – Secured Overnight Financing Rate 1 Month
SOFR03M – Secured Overnight Financing Rate 3 Month
TBA – To be announced
TSFR03M – 3 Month Term Secured Overnight Financing Rate
USD – US Dollar
yr – Year
NQ- IV082 [0325] 0525 (4476064)    7